Components of Provision for Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal									$ (1,667)
State									(635)	(330)	(130)
Total Current									(2,302)	(330)	(130)
Deferred:
Federal									(4,757)	17,854	1,404
State									(67)	2,344	(70)
Total Deferred									(4,824)	20,198	1,334
Total (provision) benefit for income taxes	$ 2,119	$ 2,034	$ 1,601	$ 1,372	$ (20,503)	$ 234	$ 253	$ 148	$ (7,126)	$ 19,868	$ 1,204